Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Xos, Inc. [Member]
Description of Business [Line Items]
Description of Business

Note 1. Description of Business

Xos, Inc. and Subsidiary (collectively, the “Company” or “Xos”) designs and develops fully electric battery mobility systems specifically for commercial fleets. The Company’s primary focus is on Class 5 — 8 vehicles that travel on ‘last mile’ routes (ie. less than 200 miles a day and on predictable routes). Rivordak, Inc. (“Rivordak”) is the sole subsidiary of Xos, Inc. and holds a dealership license to re-sell Xos vehicles to fleet customers. In combination, Xos and Rivordak made up 100% of the operations of the Company.

On February 22, 2021, the Company announced its definitive business combination agreement (“BCA”) with NextGen Acquisition Corporation (“NextGen”), a special purpose acquisition company (“SPAC”). This transaction, which was consummated on August 20, 2021, will result in a reverse merger whereby the Company becomes a publicly traded entity on the NASDAQ stock exchange.

Emerging Growth Company

Section 102(b)(1) of the Jumpstart Our Business Startups Act (“JOBS Act”) exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (ie, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard, until such time the Company is no longer considered to be an emerging growth company. At times, the Company may elect to early adopt a new or revised standard.

Risks and Uncertainties

Global Pandemic and Coronavirus Response:    On January 30, 2020, the World Health Organization declared the coronavirus outbreak a “Public Health Emergency of International Concern” and on March 11, 2020, declared it to be a pandemic. Actions taken around the world to help mitigate the spread of the coronavirus include restrictions on travel, quarantines in certain areas, and forced closures for certain types of public places and businesses. The coronavirus and actions taken to mitigate the spread of it have had and are expected to continue to have an adverse impact on the economies and financial markets of many countries, including the areas in which the Company operates.

As the coronavirus pandemic continues to evolve, the Company believes the extent of the impact to its business, operating results, cash flows, liquidity and financial condition will be primarily driven by the severity and duration of the coronavirus pandemic, the pandemic’s impact on the U.S. and global economies and the timing, scope and effectiveness of federal, state and local governmental responses to the pandemic. Those primary drivers are beyond the Company’s knowledge and control, and as a result, at this time the Company is unable to predict the cumulative impact, both in terms of severity and duration, that the coronavirus pandemic will have on its business, operating results, cash flows and financial condition, but it could be material if the current circumstances continue to exist for a prolonged period of time. Although the Company has used the best current information available in its estimates, actual results could materially differ from the estimates and assumptions developed by management.

Accordingly, it is reasonably possible that the estimates made in the financial statements have been, or will be, materially and adversely impacted in the near term as a result of these conditions, and if so, the Company may be subject to future impairment losses related to long-lived assets as well as changes to recorded reserves and valuations.

Semiconductor Chip Shortage:    As a result of the global pandemic, the silicon semiconductor industry has experienced a shortage in supply and ability to meet customer demand. This shortage has led to lead-times of semiconductor chips and components to increase since the beginning of 2020. Should shortages continue to be experienced, the Company may not be able to find suitable alternative vendors and will experience issues procuring inventory to meet production schedules and demand.

Note 1. Description of Business and Basis of Presentation

Description of Business and Organization

Xos, Inc. and subsidiary (together, the “Company” or “Xos”), designs and develops fully electric battery mobility systems specifically for commercial fleets. Its primary focus is on Class 3 - 8 vehicles that travel on ‘Last Mile’ routes (that is less than 200 miles a day and on predictable routes). Rivordak, Inc. (“Rivordak”) is the sole subsidiary of Xos, Inc. and holds a dealership license to re-sell Xos vehicles to fleet customers. Combined, Xos and Rivordak make up 100% of the operations of the Company.

The Company provides commercial fleets zero emission vehicles that are easier to maintain and cost less on a total cost of ownership basis than their internal combustion engine equivalent. The Company achieves this through its proprietary technology stack, including Xos’ vehicle controls software suite, and its internally developed battery system designed specifically for commercial fleet applications.

The Company’s goal is to develop a connected, intelligent platform that thrives at the intersection between energy and software, and offers medium and small fleet owners a complete solution to their mobility needs.

The Company is working to deliver on these needs by building partnerships with established companies who support customer infrastructure, servicing and financing requirements. This partnership approach has started to enable the Company to get to market with vehicles on the road supplementing major global fleets.

Basis of Presentation

The consolidated financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, Rivordak. All significant intercompany accounts and transactions have been eliminated in consolidation.

Liquidity

The Company’s financial statements have been prepared on a going concern basis, which contemplates the Company’s ability to meet its obligations over the next twelve months of operations in the normal course of business. As an early-stage company, the Company has experienced negative cash flows from its operations since inception. The Company will require additional capital raises in order to continue the research and development of its electric vehicle products and scale its manufacturing operations to meet anticipated demand. Management is working to raise additional capital through various potential options, including but not limited to, equity and debt financings, and strategic alliances.

In December 2020, the Company executed a Series A financing, resulting in the receipt of $12 million in cash and subscription receivables as of year-end, with an additional $31.8 million received in January and February 2021. As part of this financing, the Company also converted all of its convertible debt and accrued interest to additional shares of preferred stock in January 2021.

Management notes that additional equity financing may not be available on favorable terms and could be dilutive to current stockholders. Debt financing, if available, may involve restrictive covenants and dilutive financing instruments.

Should the Company not be able to raise additional financing to its forecasted cash requirements, management notes that certain projected expenses could be eliminated including certain capital expenditures, research and development projects, and currently scheduled scaling of staffing would be reduced or eliminated. Management has projected that these options, along with the cash raised from the 2020 Series A financing and the reduced debt load from the debt conversion, would provide the Company enough liquidity to operate for at least the next twelve months from the date that these financial statements were available to be issued. See Note 17 Subsequent Events for additional discussion of subsequent financing events.